Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of earnings per common share
Earnings per common share have been computed based on the following for the twelve months ended December 31:

	2013	2012	2011

Net income attributable to Oneida Financial Corp.	$6,086,188	$5,760,418	$5,729,281
Net earnings allocated to participating securities	(98,251)	(51,048)	—
Net earnings allocated to common stock	$5,987,937	$5,709,370	$5,729,281

Basic
Distributed earnings allocated to common stock	$3,294,538	$3,264,243	$3,335,221
Undistributed earnings allocated to common stock	2,693,399	2,445,127	2,394,060
Net earnings allocated to common stock	$5,987,937	$5,709,370	$5,729,281

Weighted average common shares outstanding including shares considered participating securities	6,965,877	6,912,886	7,114,496
Less: Average unallocated ESOP shares	(37,688)	(70,166)	(110,793)
Less: Average participating securities	(106,604)	(55,099)	—
Weighted average shares	6,821,585	6,787,621	7,003,703
Basic earnings per share	$0.88	$0.84	$0.82

Diluted
Net earnings allocated to common stock	$5,987,937	$5,709,370	$5,729,281

Weighted average common shares outstanding for basic earnings per common share	6,821,585	6,787,621	7,003,703
Add: Dilutive effects of assumed exercise of stock options and nonparticipating shares	52,187	5,681	—
Weighted average shares and dilutive potential common shares	6,873,772	6,793,302	7,003,703
Diluted earnings per common share	$0.87	$0.84	$0.82